Other Items/Subsequent Events	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Other Items/Subsequent Events
24.
OTHER ITEMS/SUBSEQUENT EVENTS
a)
On July 6, 2023, the Company announced positive topline data from its Phase 2b dose-ranging study of eblasakimab in adult patients with moderate-to-severe atopic dermatitis, the TREK-AD (Trials with EblasaKimab in Atopic Dermatitis) Study.
b)
On July 20, 2023, the Company received $12,000,000 from Zenyaku being the upfront payment pursuant to the strategic licensing agreement referred to in Note 22 above.